Offerings - Offering: 1	Jun. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 2,091,119,571
Fee Rate	0.01531%
Amount of Registration Fee	$ 320,150.41
Offering Note
(1)	Aggregate number of securities to which transaction applies: As of May 30, 2025, the maximum number of shares of Company Common Stock to which this transaction applies is estimated to be 211,992,667, which consists of:

(a) 194,096,910 shares of Company Common Stock (other than the Rollover Shares, Cancelled Shares and any Dissenting Shares);

(b) 4,292,581 shares of Company Common Stock underlying Company Options that have a per share exercise price that is less than $10.00; and

(c) 13,603,176 shares of Company Common Stock underlying outstanding Company RSU Awards.

(2)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of May 30, 2025, the underlying value of the transaction was calculated based on the sum of:

(a) the product of 194,096,910 shares of Company Common Stock (other than the Rollover Shares, Cancelled Shares and any Dissenting Shares) and the per share merger consideration of $10.00;

(b) the product of 4,292,581 shares of Company Common Stock underlying Company Options that have a per share exercise price that is less than $10.00 and $2.60 (which is the difference between the per share merger consideration of $10.00 and the weighted average exercise price of the Company Options that have a per share exercise price that is less than $10.00);

(c) the product of 13,603,176 shares of Company Common Stock underlying outstanding Company RSU Awards that vest upon the occurrence of the Effective Time in accordance with their terms and the per share merger consideration of $10.00; and

(d) an amount equal to $2,958,000, representing retention awards to be provided to certain Company employees that may be settled in cash or, if so elected by the recipient, restricted common units of Arrow Parent 2025, L.P.

(3)	In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the transaction value by 0.00015310.